Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	BOSTON TRUST WALDEN FUNDS
Entity Central Index Key	0000882748
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 06, 2019
Document Effective Date	Feb. 04, 2020
Prospectus Date	Feb. 04, 2020
Boston Trust Asset Management Fund | Boston Trust Asset Management Fund
Prospectus:
Trading Symbol	BTBFX
Boston Trust Equity Fund | Boston Trust Equity Fund
Prospectus:
Trading Symbol	BTEFX
Boston Trust Midcap Fund | Boston Trust Midcap Fund
Prospectus:
Trading Symbol	BTMFX
Boston Trust SMID Cap Fund | Boston Trust SMID Cap Fund
Prospectus:
Trading Symbol	BTSMX
Boston Trust Small Cap Fund | Boston Trust Small Cap Fund
Prospectus:
Trading Symbol	BOSOX
Walden Balanced Fund | Walden Balanced Fund
Prospectus:
Trading Symbol	WSBFX
Walden Equity Fund | Walden Equity Fund
Prospectus:
Trading Symbol	WSEFX
Walden Midcap Fund | Walden Midcap Fund
Prospectus:
Trading Symbol	WAMFX
Walden SMID Cap Fund | Walden SMID Cap Fund
Prospectus:
Trading Symbol	WASMX
Walden Small Cap Fund | Walden Small Cap Fund
Prospectus:
Trading Symbol	WASOX
Walden International Equity Fund | Walden International Equity Fund
Prospectus:
Trading Symbol	WIEFX